Shareholders’ Equity - Schedule of Share Option Plan (Details) - Options [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding at beginning of year	14,449,650
Weighted average exercise price, Outstanding at beginning of year	$ 4.62
Aggregate intrinsic value, Outstanding at beginning of year	$ 2,964
Weighted average remaining contractual life (years), Outstanding at beginning of year	6 years 11 months 1 day	6 years 5 months 15 days
Number of options, Granted		2,714,633
Weighted average exercise price, Granted		$ 3.08
Number of options, Exercised		(176,496)
Weighted average exercise price, Exercised		$ 1.54
Aggregate intrinsic value, Exercised		$ 603
Number of options, Forfeited		(240,836)
Weighted average exercise price, Forfeited		$ 3.81
Number of options, Outstanding at end of period		16,746,951
Weighted average exercise price, Outstanding at end of period		$ 4.41
Aggregate intrinsic value, Outstanding at end of period		$ 22,630
Weighted average remaining contractual life (years), Outstanding at end of period	6 years 11 months 1 day	6 years 5 months 15 days
Number of options, Exercisable options		12,333,008
Weighted average exercise price, Exercisable options		$ 4.79
Aggregate intrinsic value, Exercisable options		$ 14,907
Weighted average remaining contractual life (years), Exercisable options		5 years 8 months 15 days